Total
Old Westbury Multi-Asset Opportunities Fund
Old Westbury Multi-Asset Opportunities Fund
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Old Westbury Multi-Asset Opportunities Fund Old Westbury Multi-Asset Opportunities Fund
Management Fees	1.04%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%	[1],[2]
Less Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[1]
[1]	The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may not be changed or terminated at any time before October 31, 2021 without the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Old Westbury Multi-Asset Opportunities Fund | Old Westbury Multi-Asset Opportunities Fund | USD ($)	123	401	709	1,584

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing throughout the world in a broad range of equity securities, securities that have equity-like characteristics and fixed-income securities. Investments may include common stocks, preferred stocks, convertible securities, corporate bonds, asset-backed securities, including mortgage-backed obligations, real estate investment trusts (“REITs”), structured notes, depositary receipts, U.S. and non-U.S. Government fixed-income securities, inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States, and commodity-linked instruments. The Fund may seek to capture the return potential created by market dislocations. The Fund invests in securities issued by companies of any capitalization size. Securities held by the Fund may be of any maturity or quality, including below investment grade rated securities (sometimes referred to as “junk bonds”) and unrated securities determined by the Adviser or sub-advisers to be of comparable quality. The Fund invests in different types of securities and asset classes to the extent permitted by applicable laws, regulations and orders.

The Fund’s portfolio may include investments in both domestic and foreign securities, including securities issued by companies or governments in emerging market countries. The relative attractiveness of particular currencies may be a factor in the Adviser’s or sub-advisers’ investment decisions with respect to security selection. The Fund also may invest in a variety of derivatives, including among others, futures, options, swap contracts, forward contracts, including forward foreign currency exchange contracts, and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets (including relevant indexes) and currency value fluctuations. In addition, the Fund may invest in private placements and exchange-traded funds (“ETFs”). The Fund may engage in short selling and other investment techniques.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund’s portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments. The Adviser’s investment process consists of fundamental research as well as the use of proprietary quantitative models that evaluate a universe of equity securities based on a number of factors which could include valuation, revenues, earnings, capital discipline, financial leverage and volatility.

The Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in OWF Multi-Asset Opportunities Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. Additionally, for purposes of monitoring compliance with certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), including those governing investment policies, capital structure and leverage, and affiliated transactions and custody, the Fund will consider the assets of the Subsidiary to be the assets of the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund’s investment in the Subsidiary, it will be subject to the risks associated with the derivatives and other investments in which the Subsidiary invests, which are discussed elsewhere in the Prospectus.

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions.

Smaller and Mid-Sized Company Risk — Smaller and mid-sized companies may be more vulnerable to market downturns and adverse business or economic events and may be relatively less liquid than securities of larger companies.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Currency Management Strategies Risk — Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser or sub-advisers expect. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates and, when used for purposes other than hedging, may further increase the Fund’s exposure to foreign investment losses.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk — Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

LIBOR Risk — Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

High-Yield, Lower-Grade Debt Securities Risk — High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly price volatility and market conditions attributable to adverse economic or political developments.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets, and delinquencies and losses of the underlying mortgage or assets. Additionally, political risks and legal developments may adversely affect the value and liquidity of these securities.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Convertible Securities Risk — Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying security, currency, index or instrument, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates or volatility. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

Structured Notes Risk — Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Commodities Risk — The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The operations and financial performance of companies in the agricultural, natural resources and related industries may be directly affected by commodity prices. This risk is exacerbated for those companies that own the underlying commodity.

Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

Restricted Securities Risk — Restricted securities are securities that are not registered under the Securities Act of 1933, as amended, and are offered in private placement. Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk — Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

Certain Tax Risk — Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Multi-Asset Opportunities Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Based on the principles underlying the private letter ruling issued to other taxpayers, the Fund seeks to gain exposure to the commodity markets through investments in the Subsidiary. However, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The IRS has issued regulations that generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income if there is a distribution in the same taxable year out of the earnings and profits of the Subsidiary that is attributable to such income inclusion, or if the Fund’s income inclusion with respect to the Subsidiary is derived in connection with the Fund’s business of investing in stocks, securities, or currencies. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations, court decisions and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Additionally, the tax treatment and characterization of the Fund’s distribution may vary significantly from time to time because of the varied nature of the Fund’s investments. The Subsidiary is treated as a “controlled foreign corporation” and the Fund is treated as a “U.S. shareholder” of the Subsidiary for U.S. federal income tax purposes. As a result, the Fund is required to currently include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “Subpart F income,” whether or not such income is distributed by the Subsidiary, and there will be a corresponding adjustment to the Fund’s tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

Loan Participations and Assignments Risk — Loan participations and assignments of portions of loans involve special types of risk, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.

Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

Subsidiary Risk — Because the Fund will invest a portion of its assets in the Subsidiary, which may hold commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary generally is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodities-related instruments, derivatives and other investments.

Performance Information

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the MSCI All Country World Investable Market Index (IMI) (Net). The Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 60% weighting in the MSCI All Country World Investable Market Index (IMI) (Net) and a 40% weighting in the BofAML 1-10 Year AAA-A US Corporate & Government Index (Net) (the “Blended Index”). The Net performance figures of each index reflect no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 9.22% (quarter ended 9/30/2010) and the lowest return for a quarter was (13.56)% (quarter ended 9/30/2011).
Average Annual Total Returns (for the periods ended 12/31/2019)
Average Annual Returns - Old Westbury Multi-Asset Opportunities Fund	1 Year	5 Years	10 Years
Old Westbury Multi-Asset Opportunities Fund	16.16%	4.67%	6.06%
After Taxes on Distributions | Old Westbury Multi-Asset Opportunities Fund	14.40%	2.96%	4.18%
After Taxes on Distributions and Sale of Fund Shares | Old Westbury Multi-Asset Opportunities Fund	9.57%	2.95%	4.05%
MSCI ACWI IMI (Net) (reflects no deduction for fees, expenses or income taxes)	26.35%	8.34%	8.91%
60% MSCI ACWI IMI (Net) & 40% BofAML 1-10 Year AAA-A US Corporate & Government Index (Net) (reflects no deduction for fees, expenses or income taxes)	18.04%	6.09%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.